UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Liquidity Risk Management Program	37

Officers and Trustees	38

Important Notices	39

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	–4.11%	–1.85%	2.31%	3.32%
ADV Class at NAV	04/15/2014	05/02/2001	–3.98	–1.60	2.57	3.48
Institutional Class at NAV	05/02/2016	05/02/2001	–3.81	–1.26	2.79	3.59
S&P/LSTA Leveraged Loan Index	—	—	–4.61%	–1.99%	2.89%	4.17%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class
				1.19%	0.94%	0.67%

Fund Profile

Top 10 Issuers (% of total investments)4

Asurion, LLC	1.3%

CommScope, Inc.	1.3

Bausch Health Companies, Inc.	1.2

TransDigm, Inc.	1.2

Ziggo B.V.	1.1

Epicor Software Corporation	1.0

Kronos Incorporated	1.0

Reynolds Group Holdings, Inc.	0.9

Banff Merger Sub, Inc.	0.9

Nexstar Broadcasting, Inc.	0.9

Total	10.8%

Top 10 Sectors (% of total investments)4

Electronics/Electrical	18.1%

Business Equipment and Services	9.8

Health Care	7.7

Drugs	5.2

Chemicals and Plastics	4.6

Telecommunications	4.6

Industrial Equipment	3.9

Leisure Goods/Activities/Movies	3.8

Insurance	3.7

Radio and Television	3.7

Total	65.1%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$958.90	$5.94	1.22%
ADV Class	$1,000.00	$960.20	$4.73	0.97%
Institutional Class	$1,000.00	$961.90	$3.37	0.69%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,018.80	$6.12	1.22%
ADV Class	$1,000.00	$1,020.00	$4.87	0.97%
Institutional Class	$1,000.00	$1,021.40	$3.47	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 89.3%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.1%

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$499	$477,865

Dynasty Acquisition Co., Inc.

Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	801	690,947

Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	1,490	1,284,699

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)	133	126,642

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2021(3)	172	133,153

TransDigm, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	3,047	2,763,599

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025	3,455	3,123,333

WP CPP Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025	2,260	1,966,257

		$10,566,495

Air Transport — 0.2%

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 12, 2024	$300	$294,625

Mileage Plus Holdings, LLC

Term Loan, Maturing June 25, 2027(4)	525	522,141

		$816,766

Automotive — 2.5%

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024	$1,696	$1,615,376

Autokiniton US Holdings, Inc.

Term Loan, 6.55%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	613	584,938

Bright Bidco B.V.

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	1,116	486,773

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(5)	512	371,109

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023	$1,609	$1,336,608

Dayco Products, LLC

Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	752	481,120

Garrett LX III S.a.r.l.

Term Loan, 3.54%, (3 mo. USD LIBOR + 3.25%), Maturing September 27, 2025	1,204	1,125,331

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 2.20%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,280,447

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	460	442,329

Panther BF Aggregator 2 L.P.

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	2,878	2,751,126

Tenneco, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,330	1,163,697

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	444	437,232

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022	817	790,518

		$12,866,604

Brokerage/Securities Dealers/Investment Houses — 0.5%

Advisor Group, Inc.

Term Loan, 5.18%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$2,043	$1,915,188

Clipper Acquisitions Corp.

Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	853	827,531

OZ Management L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	17	16,936

		$2,759,655

Building and Development — 2.3%

ACProducts, Inc.

Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025	$298	$291,138

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	$231	$224,543

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	2,546	2,435,611

APi Group DE, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,095	1,062,349

Brookfield Property REIT, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	737	615,291

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024	772	766,681

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	1,534	1,452,267

Quikrete Holdings, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	2,154	2,084,249

RE/MAX International, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023	1,890	1,842,519

Realogy Group, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025	841	779,181

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	358	297,368

		$11,851,197

Business Equipment and Services — 9.0%

Adtalem Global Education, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$294	$275,625

Airbnb, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	600	627,000

AlixPartners, LLP

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024	1,068	1,033,131

Allied Universal Holdco, LLC

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	2,291	2,224,172

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Amentum Government Services Holdings, LLC

Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027	$700	$691,250

AppLovin Corporation

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	3,801	3,696,504

ASGN Incorporated

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	574	560,514

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	472	446,471

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	737	683,452

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	1,676	1,541,145

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	1,343	1,303,513

Cardtronics USA, Inc.

Term Loan, Maturing June 25, 2027(4)	400	396,000

CCC Information Services, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	3,818	3,691,584

Ceridian HCM Holding, Inc.

Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	2,088	1,999,081

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	165	157,863

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	300	292,750

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	1,500	1,460,157

EIG Investors Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	2,510	2,434,291

Garda World Security Corporation

Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,202	1,184,329

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	1,475	1,356,939

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

IRI Holdings, Inc.

Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	$3,528	$3,348,266

Iron Mountain, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	635	611,052

Kronos Incorporated

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,911	4,906,691

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	861	739,419

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027	250	240,625

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024	1,039	796,431

PGX Holdings, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023	715	427,102

Pre-Paid Legal Services, Inc.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	356	340,542

Rockwood Service Corporation

Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027	349	338,651

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022	3,722	3,576,663

Tech Data Corporation

Term Loan, Maturing June 30, 2025(4)	800	793,000

Trans Union, LLC

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026	1,228	1,181,839

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	911	877,391

West Corporation

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024	245	210,904

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024	1,069	920,168

		$45,364,515

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 2.6%

Altice France S.A.

Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$493	$475,509

Charter Communications Operating, LLC

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	2,084	2,008,875

CSC Holdings, LLC

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,515	3,343,233

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	936	892,266

Mediacom Illinois, LLC

Term Loan, 1.86%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	208	204,218

Numericable Group S.A.

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,340	2,229,115

UPC Broadband Holding B.V.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	625	597,656

Virgin Media Bristol, LLC

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	3,725	3,574,138

		$13,325,010

Chemicals and Plastics — 4.5%

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	$199	$199,359

Axalta Coating Systems US Holdings, Inc.

Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	1,984	1,909,557

Element Solutions, Inc.

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026	566	540,919

Ferro Corporation

Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	242	234,948

Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	247	240,056

Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	290	282,152

Flint Group GmbH

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	241	207,775

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group US, LLC

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	$1,456	$1,256,869

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	723	690,941

Illuminate Buyer, LLC

Term Loan, Maturing June 16, 2027(4)	575	567,453

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026	163	157,619

INEOS US Finance, LLC

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024	894	847,459

Messer Industries GmbH

Term Loan, 2.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,485	1,419,624

Minerals Technologies, Inc.

Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(5)	990	975,320

Momentive Performance Materials, Inc.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	2,846	2,682,591

PMHC II, Inc.

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025(5)	1,002	851,647

PQ Corporation

Term Loan, Maturing February 7, 2027(4)	1,300	1,275,625

Pregis TopCo Corporation

Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	473	456,969

Rohm Holding GmbH

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	274	242,839

Spectrum Holdings III Corp.

Term Loan, 3.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	120	106,426

Starfruit Finco B.V.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	856	807,441

Trinseo Materials Operating S.C.A.

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,334	1,277,573

Tronox Finance, LLC

Term Loan, 2.98%, (USD LIBOR + 2.75%), Maturing September 23, 2024(5)	1,843	1,770,930

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Univar, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	$3,449	$3,334,663

Venator Materials Corporation

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	267	250,054

		$22,586,809

Conglomerates — 0.0%(6)

Penn Engineering & Manufacturing Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024	$162	$157,101

		$157,101

Containers and Glass Products — 1.8%

Berry Global, Inc.

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	$767	$736,834

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,367	1,234,165

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,039	1,958,722

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,150	1,082,929

Libbey Glass, Inc.

DIP Loan, 6.25%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing January 1, 2021(2)	326	327,728

Term Loan, 0.00%, Maturing April 9, 2021(7)	1,381	283,110

Pelican Products, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	466	429,424

Reynolds Consumer Products, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	1,222	1,178,406

Reynolds Group Holdings, Inc.

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	1,903	1,820,656

		$9,051,974

Cosmetics/Toiletries — 0.6%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$2,943	$2,812,876

		$2,812,876

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 4.8%

Akorn, Inc.

DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020	$69	$69,366

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021	1,587	1,523,447

Albany Molecular Research, Inc.

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025	500	478,750

Alkermes, Inc.

Term Loan, 2.45%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	186	178,273

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,120	1,947,409

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	709	653,615

Bausch Health Companies, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	4,770	4,637,661

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	667	658,230

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	2,849	2,684,682

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	3,049	2,944,461

Horizon Therapeutics USA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	668	649,162

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	4,250	4,188,133

Mallinckrodt International Finance S.A.

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024	4,418	3,319,324

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025	417	308,729

		$24,241,242

Ecological Services and Equipment — 1.1%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023	$2,614	$2,591,441

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment (continued)

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	$1,427	$1,323,730

GFL Environmental, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	1,670	1,627,994

US Ecology Holdings, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	199	194,025

		$5,737,190

Electronics/Electrical — 17.2%

Applied Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024	$2,664	$2,607,019

Aptean, Inc.

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	594	561,960

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	599	559,598

Banff Merger Sub, Inc.

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	4,574	4,342,321

Castle US Holding Corporation

Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	731	674,533

Celestica, Inc.

Term Loan, 2.31%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	253	235,456

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	210	197,925

Cohu, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,130	1,073,381

CommScope, Inc.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	4,357	4,150,185

Cornerstone OnDemand, Inc.

Term Loan, 5.35%, (2 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	1,250	1,232,813

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	952	905,062

Datto, Inc.

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	297	289,389

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics/Electrical (continued)

ECI Macola/Max Holdings, LLC

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	$561	$549,658

Electro Rent Corporation

Term Loan, 6.02%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,902	1,858,936

Epicor Software Corporation

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	5,291	5,192,528

EXC Holdings III Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	341	335,278

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	4,174	3,667,694

Fiserv Investment Solutions, Inc.

Term Loan, 5.14%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	400	392,500

Go Daddy Operating Company, LLC

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	1,915	1,848,686

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024	4,560	4,436,738

Infoblox, Inc.

Term Loan, 4.68%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,471	1,452,269

Informatica, LLC

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	4,414	4,226,345

MA FinanceCo., LLC

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	339	317,936

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	1,375	1,347,500

MACOM Technology Solutions Holdings, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing May 17, 2024	1,284	1,208,315

Marcel LUX IV S.a.r.l.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	1,683	1,611,473

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	1,013	992,161

MKS Instruments, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	243	234,045

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics/Electrical (continued)

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	$324	$314,120

NCR Corporation

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,191	1,155,270

Recorded Books, Inc.

Term Loan, 4.44%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	199	194,755

Refinitiv US Holdings, Inc.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	960	940,807

Seattle Spinco, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,290	2,147,099

SGS Cayman L.P.

Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	373	321,177

SkillSoft Corporation

DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	216	205,246

Term Loan, 0.00%, Maturing April 28, 2021(7)	3,812	2,370,343

SolarWinds Holdings, Inc.

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	4,436	4,305,010

Solera, LLC

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	3,893	3,753,046

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	951	911,109

SS&C Technologies, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	786	752,846

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,354	1,296,824

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	1,000	935,312

SurveyMonkey, Inc.

Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	901	873,606

Sutherland Global Services, Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,604	1,379,759

Syncsort Incorporated

Term Loan, 6.61%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,070	1,043,194

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics/Electrical (continued)

Tibco Software, Inc.

Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	$3,420	$3,287,923

TTM Technologies, Inc.

Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	850	824,364

Uber Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	2,614	2,508,787

Ultimate Software Group, Inc. (The)

Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,340	1,299,919

Term Loan, Maturing May 4, 2026(4)	2,775	2,733,375

Ultra Clean Holdings, Inc.

Term Loan, 4.68%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	633	620,813

Verifone Systems, Inc.

Term Loan, 4.38%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,714	1,449,666

Veritas Bermuda, Ltd.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing January 27, 2023	2,063	1,913,866

VS Buyer, LLC

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	2,843	2,757,589

Vungle, Inc.

Term Loan, 5.68%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	496	486,325

		$87,283,854

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	$1,493	$1,396,586

		$1,396,586

Financial Intermediaries — 1.8%

Aretec Group, Inc.

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	$1,826	$1,680,169

Citco Funding, LLC

Term Loan, 3.57%, (3 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	998	971,657

Claros Mortgage Trust, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	571	527,886

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(7)	$2,071	$859,548

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	196	190,613

FinCo. I, LLC

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	642	619,948

GreenSky Holdings, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025	375	367,500

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,002	961,860

LPL Holdings, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	1,491	1,434,089

StepStone Group L.P.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025	440	428,878

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	911	886,729

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024	342	332,903

		$9,261,780

Food Products — 2.6%

Alphabet Holding Company, Inc.

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,959	$1,846,500

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	267	261,055

B&G Foods, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	199	196,453

Froneri International, Ltd.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	1,525	1,439,855

Hearthside Food Solutions, LLC

Term Loan, 3.87%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	564	538,284

Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	369	354,600

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l.

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	$1,610	$1,558,360

Jacobs Douwe Egberts International B.V.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	2,844	2,809,813

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	4,190	4,016,807

		$13,021,727

Food Service — 0.6%

1011778 B.C. Unlimited Liability Company

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$2,209	$2,100,100

IRB Holding Corp.

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025	786	728,708

Restaurant Technologies, Inc.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	172	160,309

		$2,989,117

Food/Drug Retailers — 0.1%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$463	$453,863

		$453,863

Forest Products — 0.0%(6)

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026	$199	$198,378

		$198,378

Health Care — 6.8%

Acadia Healthcare Company, Inc.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$159	$156,635

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	555	377,921

athenahealth, Inc.

Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,481	1,435,579

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	$664	$648,774

BioClinica Holding I L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 20, 2023	1,205	1,118,688

BW NHHC Holdco, Inc.

Term Loan, 5.39%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	760	592,410

CeramTec AcquiCo GmbH

Term Loan, 3.11%, (3 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	812	753,934

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024	2,093	2,014,936

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024	366	356,027

Ensemble RCM, LLC

Term Loan, 4.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	397	387,571

Envision Healthcare Corporation

Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	4,089	2,748,384

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	1,910	1,857,807

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	1,897	1,875,606

Hanger, Inc.

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,223	1,180,173

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing March 7, 2024	553	540,112

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	882	861,612

Medical Solutions, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	795	771,386

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	3,161	3,006,398

National Mentor Holdings, Inc.

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	22	20,838

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

National Mentor Holdings, Inc. (continued)

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	$473	$457,661

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	892	773,226

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,886	3,638,360

Phoenix Guarantor, Inc.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	963	929,691

RadNet, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023	1,346	1,289,456

Select Medical Corporation

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,469	1,403,224

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	2,167	1,682,651

Tecomet, Inc.

Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,093	1,040,010

U.S. Anesthesia Partners, Inc.

Term Loan, Maturing June 23, 2024(4)	1,325	1,181,459

Verscend Holding Corp.

Term Loan, 4.68%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,275	1,242,912

		$34,343,441

Home Furnishings — 0.7%

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	$888	$880,601

Term Loan - Second Lien, 8.50%, (2 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	2,935	2,531,778

		$3,412,379

Industrial Equipment — 3.8%

AI Alpine AT Bidco GmbH

Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025	$197	$179,763

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	1,736	1,563,040

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	$685	$639,001

Clark Equipment Company

Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024	798	771,824

CPM Holdings, Inc.

Term Loan, 3.96%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	862	785,518

Delachaux Group S.A.

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	371	355,472

DexKo Global, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024	606	570,785

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023	342	325,399

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024	1,341	1,283,648

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024	246	238,247

EWT Holdings III Corp.

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	3,522	3,423,090

Filtration Group Corporation

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	1,061	1,022,800

Gardner Denver, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	1,146	1,091,811

Term Loan, Maturing March 1, 2027(4)	900	879,188

Ingersoll-Rand Services Company

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	973	924,238

LTI Holdings, Inc.

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,403	1,193,314

Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	149	126,916

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(5)	1,711	1,424,095

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	193	187,241

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Titan Acquisition Limited

Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	$2,191	$2,008,264

		$18,993,654

Insurance — 3.6%

Alliant Holdings Intermediate, LLC

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$1,974	$1,875,080

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	371	357,050

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	2,661	2,592,336

AssuredPartners Capital, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	374	368,452

AssuredPartners, Inc.

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	149	143,093

Asurion, LLC

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,536	2,475,364

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,974	1,914,942

Term Loan - Second Lien, 6.68%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,893,270

Hub International Limited

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	2,193	2,096,717

NFP Corp.

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	1,878	1,756,117

USI, Inc.

Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,047	1,949,092

Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	1,020	991,191

		$18,412,704

Leisure Goods/Activities/Movies — 3.7%

Ancestry.com Operations, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	$2,221	$2,111,536

Bombardier Recreational Products, Inc.

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027	1,075	1,026,689

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

Bombardier Recreational Products, Inc. (continued)

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027	$500	$502,500

ClubCorp Holdings, Inc.

Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,787	1,524,550

Crown Finance US, Inc.

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	1,716	1,299,631

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	1,092	818,033

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	1,684	1,608,414

Emerald Expositions Holding, Inc.

Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	787	702,056

Match Group, Inc.

Term Loan, 2.18%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027	525	498,750

Playtika Holding Corp.

Term Loan, 7.07%, (3 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	2,882	2,887,826

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024	1,389	1,241,891

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(5)	733	716,316

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025	363	343,668

Travel Leaders Group, LLC

Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	2,759	1,896,683

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	1,470	1,404,918

		$18,583,461

Lodging and Casinos — 1.6%

Boyd Gaming Corporation

Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	$789	$747,659

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024	1,494	1,361,610

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

Golden Nugget, Inc.

Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(5)	$2,095	$1,735,420

GVC Holdings PLC

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	806	778,212

Hanjin International Corp.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	345,000

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	1,089	932,144

Stars Group Holdings B.V. (The)

Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	2,035	2,027,710

		$7,927,755

Nonferrous Metals/Minerals — 0.1%

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	$340	$195,402

Term Loan, 0.00%, Maturing October 17, 2022(7)	1,221	29,758

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(7)	215	15,061

Oxbow Carbon, LLC

Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	416	405,234

		$645,455

Oil and Gas — 2.9%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	$520	$454,584

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	176	168,139

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027	175	170,406

Blackstone CQP Holdco L.P.

Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	1,886	1,814,317

Buckeye Partners L.P.

Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	998	961,839

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Centurion Pipeline Company, LLC

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	$222	$211,744

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	199	189,567

CITGO Petroleum Corporation

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	2,818	2,712,072

Delek US Holdings, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	3,985	3,723,794

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	424	408,747

Fieldwood Energy, LLC

Term Loan, 0.00%, Maturing April 11, 2022(7)	761	154,686

McDermott Technology Americas, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	18	16,544

Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	234	208,990

Prairie ECI Acquiror, L.P.

Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	925	841,486

Term Loan, 5.06%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	350	318,500

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	1,292	1,169,147

RDV Resources Properties, LLC

Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	166	101,499

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	50	47,631

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	51	43,122

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	59	41,564

UGI Energy Services, LLC

Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	767	745,192

		$14,503,570

Publishing — 0.7%

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	$846	$813,497

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	$1,318	$1,181,186

Harland Clarke Holdings Corp.

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing November 3, 2023	268	195,743

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(7)	488	47,592

Nielsen Finance, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.75%, Floor 2.00%), Maturing June 4, 2025	600	596,250

ProQuest, LLC

Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	672	653,575

		$3,487,843

Radio and Television — 3.1%

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (3 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$397	$374,173

Diamond Sports Group, LLC

Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,634	1,337,947

Entercom Media Corp.

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,407	1,321,012

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	485	436,106

iHeartCommunications, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,020	944,234

Mission Broadcasting, Inc.

Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	295	281,415

Nexstar Broadcasting, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,148	1,093,901

Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	3,384	3,227,728

Sinclair Television Group, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,147	2,057,661

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	1,494	1,429,320

Terrier Media Buyer, Inc.

Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,318	1,262,344

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

Townsquare Media, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 1, 2022	$991	$956,265

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	23	21,372

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 13, 2026	1,043	996,976

		$15,740,454

Retailers (Except Food and Drug) — 1.5%

Apro, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	$735	$721,809

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 16, 2026	211	207,417

Ascena Retail Group, Inc.

Term Loan, 5.25%, (USD LIBOR + 4.50%, Floor 0.75%), Maturing August 21, 2022(5)	1,237	434,228

Bass Pro Group, LLC

Term Loan, 6.07%, (3 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	875	845,929

BJ’s Wholesale Club, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	1,958	1,902,220

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	153	147,010

David’s Bridal, Inc.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	220	189,266

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	255	188,521

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	667	552,623

PetSmart, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	2,000	1,979,584

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(7)	1,084	417,292

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(7)	331	56,227

		$7,642,126

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.8%

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	$1,113	$1,079,302

Neenah Foundry Company

Term Loan, 6.76%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	491	429,708

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	654	589,326

Zekelman Industries, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	2,244	2,160,211

		$4,258,547

Surface Transport — 0.6%

Agro Merchants NAI Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing December 6, 2024	$105	$100,361

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	396	371,579

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	2,152	2,013,911

XPO Logistics, Inc.

Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	440,625

		$2,926,476

Telecommunications — 4.2%

CenturyLink, Inc.

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	$3,154	$2,983,123

Ciena Corporation

Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	889	875,070

Digicel International Finance Limited

Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	1,409	1,183,720

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	788	547,921

Intelsat Jackson Holdings S.A.

DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%), Maturing July 14, 2021(2)	533	542,381

Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	500	500,469

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Intelsat Jackson Holdings S.A. (continued)

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	$1,300	$1,307,428

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021	596	467,640

Level 3 Financing, Inc.

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	3,323	3,148,239

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	1,298	1,233,440

Plantronics, Inc.

Term Loan, 2.70%, (USD LIBOR + 2.50%), Maturing July 2, 2025(5)	989	906,544

Syniverse Holdings, Inc.

Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	733	526,017

T-Mobile USA, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027	2,150	2,150,000

Zayo Group Holdings, Inc.

Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	1,820	1,731,407

Ziggo Financing Partnership

Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	3,525	3,339,938

		$21,443,337

Utilities — 0.6%

Brookfield WEC Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	$1,022	$989,758

Calpine Corporation

Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	718	694,039

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(7)	1,122	169,721

Vistra Operations Company, LLC

Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025	1,008	976,329

		$2,829,847

Total Senior Floating-Rate Loans (identified cost $486,801,026)		$451,893,788

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 5.3%
Security	Principal Amount (000’s omitted)	Value

Automotive — 0.1%

Clarios Global, L.P.

6.75%, 5/15/25(8)	$200	$208,625

6.25%, 5/15/26(8)	325	336,593

		$545,218

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(8)	$250	$243,365

Cushman & Wakefield US Borrower, LLC

6.75%, 5/15/28(8)	300	314,063

		$557,428

Business Equipment and Services — 0.6%

Allied Universal Holdco, LLC

6.625%, 7/15/26(8)	$400	$421,298

Garda World Security Corp.

4.625%, 2/15/27(8)	700	691,688

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)	575	589,435

5.75%, 4/15/26(8)	1,150	1,194,378

		$2,896,799

Cable and Satellite Television — 0.7%

Altice France S.A.

7.375%, 5/1/26(8)	$1,000	$1,044,990

5.50%, 1/15/28(8)	400	404,676

Ziggo B.V.

5.50%, 1/15/27(8)	2,248	2,288,767

		$3,738,433

Containers and Glass Products — 0.5%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

4.719%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)	$650	$646,955

5.125%, 7/15/23(8)	2,000	2,026,390

		$2,673,345

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(8)	$350	$326,375

		$326,375

Security	Principal Amount (000’s omitted)	Value

Drugs — 0.3%

Bausch Health Companies, Inc.

7.00%, 3/15/24(8)	$925	$961,602

5.50%, 11/1/25(8)	575	588,260

		$1,549,862

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(8)	$475	$480,047

		$480,047

Electronics/Electrical — 0.4%

CommScope, Inc.

6.00%, 3/1/26(8)	$2,000	$2,055,260

		$2,055,260

Entertainment — 0.0%(6)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(8)	$200	$207,625

		$207,625

Food Products — 0.2%

Del Monte Foods, Inc.

11.875%, 5/15/25(8)	$750	$758,906

		$758,906

Food/Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)	$800	$698,000

		$698,000

Health Care — 0.7%

Avantor, Inc.

6.00%, 10/1/24(8)	$3,500	$3,661,000

		$3,661,000

Industrial Equipment — 0.0%(6)

Clark Equipment Co.

5.875%, 6/1/25(8)	$100	$102,688

		$102,688

Leisure Goods/Activities/Movies — 0.1%

Sabre GLBL, Inc.

9.25%, 4/15/25(8)	$225	$238,078

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(8)	$200	$202,875

		$440,953

Machinery — 0.1%

Vertical U.S. Newco, Inc.

5.25%, 7/15/27(8)(10)	$350	$350,000

		$350,000

Oil and Gas — 0.2%

CITGO Petroleum Corp.

7.00%, 6/15/25(8)	$1,025	$1,028,844

		$1,028,844

Radio and Television — 0.5%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(8)	$500	$364,960

iHeartCommunications, Inc.

6.375%, 5/1/26	47	46,567

8.375%, 5/1/27	85	78,096

5.25%, 8/15/27(8)	150	143,879

4.75%, 1/15/28(8)	200	184,838

Univision Communications, Inc.

5.125%, 2/15/25(8)	1,500	1,417,507

		$2,235,847

Software and Services — 0.1%

Boxer Parent Co., Inc.

7.125%, 10/2/25(8)	$375	$394,566

		$394,566

Telecommunications — 0.2%

CenturyLink, Inc.

4.00%, 2/15/27(8)	$1,225	$1,188,513

		$1,188,513

Utilities — 0.2%

Calpine Corp.

5.25%, 6/1/26(8)	$700	$708,830

4.50%, 2/15/28(8)	250	245,420

		$954,250

Total Corporate Bonds & Notes (identified cost $26,759,667)		$26,843,959

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(11)(12)	24	$356,634

		$356,634

Automotive — 0.0%(6)

Dayco Products, LLC(11)(12)	15,250	$114,375

		$114,375

Business Equipment and Services — 0.0%(6)

Crossmark Holdings, Inc.(11)(12)	3,059	$175,893

		$175,893

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(11)(12)	30,229	$204,046

		$204,046

Electronics/Electrical — 0.0%(6)

Answers Corp.(3)(11)(12)	20,672	$38,243

		$38,243

Oil and Gas — 0.3%

AFG Holdings, Inc.(3)(11)(12)	17,136	$410,236

Fieldwood Energy, Inc.(11)(12)	5,122	512

McDermott International, Inc.(11)(12)	103,251	361,378

RDV Resources, Inc., Class A(3)(11)(12)	10,680	0

Samson Resources II, LLC, Class A(12)	33,971	619,971

Sunrise Oil & Gas, Inc., Class A(11)(12)	7,468	52,276

		$1,444,373

Publishing — 0.0%(6)

ION Media Networks, Inc.(3)(12)	399	$165,597

		$165,597

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(11)(12)	19,512	$20,292

Cumulus Media, Inc., Class A(11)(12)	24,069	95,073

iHeartMedia, Inc., Class A(11)(12)	8,298	69,288

		$184,653

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(6)

David’s Bridal, LLC(3)(11)(12)	17,912	$161,208

		$161,208

Total Common Stocks (identified cost $3,650,433)		$2,845,022

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%(6)

DBI Investors, Inc., Series A-1(3)(11)(12)	839	$75,644

		$75,644

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK) (3)(11)(12)	494	$39,520

David’s Bridal, LLC, Series B, 10.00% (PIK) (3)(11)(12)	2,012	162,892

		$202,412

Total Preferred Stocks (identified cost $162,891)		$278,056

Exchange-Traded Funds — 0.6%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	76,000	$3,296,880

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,296,880

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22 (3)(11)(12)	3,427	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)
Security	Shares	Value

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(11)(12)	1,168	$350

Paragon Offshore Finance Company, Class B(11)(12)	584	7,154

Total Miscellaneous (identified cost $12,702)		$7,504

Short-Term Investments — 1.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(13)	8,996,841	$8,996,841

Total Short-Term Investments (identified cost $8,996,841)		$8,996,841

Total Investments — 97.7% (identified cost $529,884,880)		$494,162,050

Less Unfunded Loan Commitments — (0.1)%		$(544,319)

Net Investments — 97.6% (identified cost $529,340,561)		$493,617,731

Other Assets, Less Liabilities — 2.4%		$12,257,254

Net Assets — 100.0%		$505,874,985

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2020, the total value of unfunded loan commitments is $544,352. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	This Senior Loan will settle after June 30, 2020, at which time the interest rate will be determined.

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(5)

The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $26,719,296 or 5.3% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(10)	When-issued security.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $520,343,720)	$484,620,890

Affiliated investment, at value (identified cost, $8,996,841)	8,996,841

Cash	4,337,792

Interest receivable	1,533,012

Dividends receivable from affiliated investment	9,153

Receivable for investments sold	22,826,183

Receivable for Fund shares sold	136,869

Prepaid upfront fees on notes payable	67,789

Prepaid expenses	15,294

Total assets	$522,543,823

Liabilities

Payable for investments purchased	$15,219,732

Payable for when-issued securities	350,000

Payable for Fund shares redeemed	252,434

Payable to affiliates:

Investment adviser fee	259,768

Distribution fees	112,001

Trustees’ fees	8,040

Payable for shareholder servicing fees	160,750

Accrued expenses	306,113

Total liabilities	$16,668,838

Net Assets	$505,874,985

Sources of Net Assets

Paid-in capital	$558,174,824

Accumulated loss	(52,299,839)

Total	$505,874,985

Initial Class Shares

Net Assets	$501,242,090

Shares Outstanding	58,146,014

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.62

ADV Class Shares

Net Assets	$4,631,938

Shares Outstanding	536,810

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.63

Institutional Class Shares

Net Assets	$957

Shares Outstanding	111

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.62

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Interest and other income	$13,509,234

Dividends	63,025

Dividends from affiliated investment	186,094

Total investment income	$13,758,353

Expenses

Investment adviser fee	$1,653,466

Distribution fees

Initial Class	712,021

Shareholder servicing fees

Initial Class	706,589

ADV Class	6,816

Trustees’ fees and expenses	15,482

Custodian fee	127,758

Transfer and dividend disbursing agent fees	5,936

Legal and accounting services	75,657

Printing and postage	7,996

Interest expense and fees	177,431

Miscellaneous	15,645

Total expenses	$3,504,797

Net investment income	$10,253,556

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(12,445,115)

Investment transactions — affiliated investment	4,078

Net realized loss	$(12,441,037)

Change in unrealized appreciation (depreciation) —

Investments	$(24,756,799)

Investments — affiliated investment	(721)

Net change in unrealized appreciation (depreciation)	$(24,757,520)

Net realized and unrealized loss	$(37,198,557)

Net decrease in net assets from operations	$(26,945,001)

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$10,253,556	$29,218,500

Net realized loss	(12,441,037)	(6,130,577)

Net change in unrealized appreciation (depreciation)	(24,757,520)	24,545,545

Net increase (decrease) in net assets from operations	$(26,945,001)	$47,633,468

Distributions to shareholders —

Initial Class	$(10,149,157)	$(28,983,642)

ADV Class	(105,637)	(253,949)

Institutional Class	(20)	(49)

Total distributions to shareholders	$(10,254,814)	$(29,237,640)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Initial Class	$88,016,356	$124,140,140

ADV Class	979,188	2,604,643

Net asset value of shares issued to shareholders in payment of distributions declared

Initial Class	10,148,860	28,983,642

ADV Class	105,620	253,949

Cost of shares redeemed

Initial Class	(201,367,717)	(242,706,048)

ADV Class	(2,422,138)	(868,731)

Net decrease in net assets from Fund share transactions	$(104,539,831)	$(87,592,405)

Net decrease in net assets	$(141,739,646)	$(69,196,577)

Net Assets

At beginning of period	$647,614,631	$716,811,208

At end of period	$505,874,985	$647,614,631

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Financial Highlights

	Initial Class

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.150		$8.920	$9.270	$9.260	$8.800	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.154		$0.393	$0.352	$0.303	$0.314	$0.306

Net realized and unrealized gain (loss)	(0.531)		0.230	(0.352)	0.012	0.460	(0.390)

Total income (loss) from operations	$(0.377)		$0.623	$—	$0.315	$0.774	$(0.084)

Less Distributions

From net investment income	$(0.153)		$(0.393)	$(0.350)	$(0.305)	$(0.314)	$(0.306)

Total distributions	$(0.153)		$(0.393)	$(0.350)	$(0.305)	$(0.314)	$(0.306)

Net asset value — End of period	$8.620		$9.150	$8.920	$9.270	$9.260	$8.800

Total Return(2)(3)	(4.11	)%(4)	7.08%	(0.07)%	3.44%	8.95%	(0.99)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$501,242		$641,189	$712,486	$642,315	$626,950	$534,104

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.22	%(5)	1.19%	1.17%	1.17%	1.18%	1.16	%(6)

Net investment income	3.57	%(5)	4.31%	3.79%	3.26%	3.48%	3.34%

Portfolio Turnover	19	%(4)	29%	30%	41%	44%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.160		$8.920	$9.280	$9.270	$8.810	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.167		$0.414	$0.374	$0.328	$0.337	$0.328

Net realized and unrealized gain (loss)	(0.533)		0.242	(0.360)	0.010	0.460	(0.379)

Total income (loss) from operations	$(0.366)		$0.656	$0.014	$0.338	$0.797	$(0.051)

Less Distributions

From net investment income	$(0.164)		$(0.416)	$(0.374)	$(0.328)	$(0.337)	$(0.329)

Total distributions	$(0.164)		$(0.416)	$(0.374)	$(0.328)	$(0.337)	$(0.329)

Net asset value — End of period	$8.630		$9.160	$8.920	$9.280	$9.270	$8.810

Total Return(2)(3)	(3.98	)%(4)	7.47%	0.07%	3.70%	9.21%	(0.63)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,632		$6,424	$4,324	$4,031	$2,532	$2,410

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.97	%(5)	0.94%	0.92%	0.92%	0.94%	0.91	%(6)

Net investment income	3.85	%(5)	4.53%	4.03%	3.53%	3.73%	3.62%

Portfolio Turnover	19	%(4)	29%	30%	41%	44%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Financial Highlights — continued

	Institutional Class

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$9.150		$8.920	$9.270	$9.270	$9.010

Income (Loss) From Operations

Net investment income(2)	$0.178		$0.441	$0.396	$0.342	$0.240

Net realized and unrealized gain (loss)	(0.528)		0.230	(0.341)	0.002	0.266

Total income (loss) from operations	$(0.350)		$0.671	$0.055	$0.344	$0.506

Less Distributions

From net investment income	$(0.180)		$(0.441)	$(0.405)	$(0.344)	$(0.246)

Total distributions	$(0.180)		$(0.441)	$(0.405)	$(0.344)	$(0.246)

Net asset value — End of period	$8.620		$9.150	$8.920	$9.270	$9.270

Total Return(3)(4)	(3.81	)%(5)	7.65%	0.52%	3.77%	5.68	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1	$1	$1	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.69	%(6)	0.67%	0.68%	0.68%	0.69	%(6)

Net investment income	4.13	%(6)	4.83%	4.27%	3.69%	3.95	%(6)

Portfolio Turnover	19	%(5)	29%	30%	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $7,828,928 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $1,059,844 are short-term and $6,769,084 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$529,635,339

Gross unrealized appreciation	$1,983,534

Gross unrealized depreciation	(38,001,142)

Net unrealized depreciation	$(36,017,608)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2020, the investment adviser fee amounted to $1,653,466 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $712,021. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2020, shareholder servicing fees were equivalent to 0.25% per annum of each class’ average daily net assets and amounted to $706,589 and $6,816 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $104,534,864 and $196,615,848, respectively, for the six months ended June 30, 2020.

30

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	10,315,515	13,587,661

Issued to shareholders electing to receive payments of distributions in Fund shares	1,173,271	3,176,208

Redemptions	(23,425,069)	(26,586,657)

Net decrease	(11,936,283)	(9,822,788)

ADV Class	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	112,655	284,516

Issued to shareholders electing to receive payments of distributions in Fund shares	12,191	27,812

Redemptions	(289,602)	(95,264)

Net increase (decrease)	(164,756)	217,064

There were no transactions in Institutional Class shares for the six months ended June 30, 2020 and the year ended December 31, 2019.

At June 30, 2020, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 70.0%.

8  Credit Facility

The Fund participates with other portfolios managed by EVM and its affiliates in a $750 million ($875 million prior to March 9, 2020) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 8, 2021. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $45,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2020 is $67,789 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2020.

9  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $8,996,841, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$36,378,249	$155,144,848	$(182,529,613)	$4,078	$(721)	$8,996,841	$186,094	8,996,841

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$451,114,817	$234,652	$451,349,469

Corporate Bonds & Notes	—	26,843,959	—	26,843,959

Common Stocks	388,699	1,324,405	1,131,918	2,845,022

Preferred Stocks	—	—	278,056	278,056

Exchange-Traded Funds	3,296,880	—	—	3,296,880

Warrants	—	—	0	0

Miscellaneous	—	7,504	—	7,504

Short-Term Investments	—	8,996,841	—	8,996,841

Total Investments	$3,685,579	$488,287,526	$1,644,626	$493,617,731

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2020 is not presented.

11  Risks and Uncertainties

Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

32

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the

34

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

35

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

36

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2020